Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating Expenses [Abstract]
Staff costs	£ 1,907	£ 1,868
Premises and equipment costs	126	112
Other expenses	1,185	1,364
Depreciation and amortisation	1,187	1,220
Total operating expenses	£ 4,405	£ 4,564